Leases - Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₨ 9,259	$ 99	₨ 8,345	₨ 6,169
Additions	3,487	37	924	2,266
Acquisition through business combination	193	2
Interest capitalised during the year	333	4	244	145
Interest charged to profit & loss	711	8	615	690
Disposal of subsidiaries	(672)	(7)	(206)	(337)
Payments	(878)	(9)	(663)	(588)
Closing balance	12,433	$ 133	9,259	8,345
Current	1,090		977	868	$ 12
Non-current	₨ 11,343		₨ 8,282	₨ 7,477	$ 121